Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of expenses incurred according to the agreement with iDnext
	Year ended December 31,
	2019	2018	2017

Monthly fees	$49	$183	$125
Bonus	10	49	-
Payments for employees	33	39	-

Total	$92	$271	$125